Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Schedule of Other current assets
	December 31, 2022	December 31, 2021
Due from a third party (i)	$205,726	$-
Office rental deposit	128,194	203,896
Interest receivable	88,720	78,950
Prepaid rental fees	803	45,607
Others	69,597	47,256
	$493,040	$375,709

(i)	During the year ended December 31, 2022, the Company sold one of its properties to a third party at cash consideration of $1,323,308 (Note 8), among which the third party paid $1,112,440. The Company recorded the remaining balance as “due from a third party” in the account of other current assets.